Impairment loss on marketable securities and investments in associated companies - Seadrill Partners - Subordinated units and direct ownership interests - Impairment of Equity Method Investment (Details) - USD ($)
$ in Millions
	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Total impairment of investments				$ 841	$ 895	$ 1,285
Remaining economic lives of underlying assets					30 years
Weighted average cost of capital (as percent)					10.00%
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		$ 73		$ 805	$ 653	533
Subordinated Units and Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Remaining economic lives of underlying assets				30 years
Weighted average cost of capital (as percent)				9.75%
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 0	180	$ (125)	$ 82	180	125
Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		$ 400	$ (302)	$ 723	$ 400	$ 302